Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue
Summary of contract balances
(in thousands)	December 31, 2022	December 31, 2021
Receivables included in "Accounts receivable net of allowances"	$72,405	$73,334
Contract assets	6,090	4,812
Contract liabilities - current	13,741	7,018

Summary of changes in the balance of contract liabilities
(in thousands)	Year Ended December 31, 2022
Beginning balance on January 1, 2022	$7,018
Revenue recognized during the period that was included in the beginning balance of contract liabilities	(6,484)
Additions, net of revenue recognized during the period	13,207
Ending balance on December 31, 2022	$13,741

Disaggregation of revenue
	Years ended December 31,
(in thousands)	2022	2021
Revenue
Infrastructure	105,523	24,251
Telecommunications	$592,310	$452,767
Total revenue	$697,833	$477,018